                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 21             [X]
                               (File No. 33-62457)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 67                         [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [X]  on Nov. 23, 2007 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 21 to this Registration No. 33-62457 on Form N-6 does not supersede Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 on behalf of RiverSource Succession Select (SM) Variable Life Insurance.

The purpose of this Post-Effective Amendment No. 21 is to incorporate changes to the prospectus and Statement of Additional Information for RiverSource Variable Second-To-Die resulting from the addition of an asset allocation program and new investment options.

The prospectus related to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part A of Post-Effective Amendment No. 21 to this Registration Statement.

The combined Statement of Additional Information relating to RiverSource Succession Select (SM) Variable Life Insurance filed electronically as Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part B of Post-Effective Amendment No. 21 to this Registration Statement.

PROSPECTUS


NOVEMBER 23, 2007


RIVERSOURCE(R)


VARIABLE SECOND-TO-DIE LIFE INSURANCE


AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Web site address: riversource.com/lifeinsurance
             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Second-To-Die Life Insurance (V2D).



The purpose of each policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:


- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.


Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.



This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.


RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   8
    Policy Benefits..............................   8
    Policy Risks.................................  11
    Fund Risks...................................  13
LOADS, FEES AND CHARGES..........................  14
    Premium Expense Charge.......................  14
    Monthly Deduction............................  14
    Surrender Charge.............................  15
    Partial Surrender Charge.....................  16
    Mortality and Expense Risk Charge............  16
    Transfer Charge..............................  16
    Annual Operating Expenses of the Funds.......  16
    Effect of Loads, Fees and Charges............  16
    Other Information on Charges.................  16
RIVERSOURCE LIFE.................................  16
THE VARIABLE ACCOUNT AND THE FUNDS...............  17
    Relationship Between Funds and Subaccounts...  30
    Substitution of Investments..................  30
    Voting Rights................................  31
THE FIXED ACCOUNT................................  31
PURCHASING YOUR POLICY...........................  31
    Application..................................  31
    Premiums.....................................  32
    Limitations on the Use of the Policy.........  33
POLICY VALUE.....................................  33
    Fixed Account................................  33
    Subaccounts..................................  33
KEEPING THE POLICY IN FORCE......................  34
    Minimum Initial Premium Period...............  34
    Death Benefit Guarantees.....................  34
    Grace Period.................................  35
    Reinstatement................................  35
    Exchange Right...............................  36
PROCEEDS PAYABLE UPON DEATH......................  36
    Change in Death Benefit Option...............  37
    Changes in Specified Amount..................  37
    Misstatement of Age or Sex...................  37
    Suicide......................................  37
    Beneficiary..................................  37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  38
    Restrictions on Transfers....................  38
    Fixed Account Transfer Policies..............  39
    Minimum Transfer Amounts.....................  40
    Maximum Transfer Amounts.....................  40
    Charge for Transfers.........................  40
    Automated Transfers..........................  40
    Automated Dollar-Cost Averaging..............  41
    Asset Rebalancing............................  41
    Portfolio Navigator Asset Allocation
       Program...................................  42
POLICY LOANS.....................................  44
    Minimum Loan Amounts.........................  44
    Maximum Loan Amounts.........................  44
    Allocation of Loans to Accounts..............  45
    Repayments...................................  45
    Overdue Interest.............................  45
    Effect of Policy Loans.......................  45
POLICY SURRENDERS................................  45
    Total Surrenders.............................  45
    Partial Surrenders...........................  45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  46
PAYMENT OF POLICY PROCEEDS.......................  46
    Payment Options..............................  47
    Deferral of Payments.........................  47
FEDERAL TAXES....................................  47
    RiverSource Life's Tax Status................  48
    Taxation of Policy Proceeds..................  48
    Modified Endowment Contracts.................  49
    Other Tax Considerations.....................  50
    Split Dollar Arrangements....................  51
DISTRIBUTION OF THE POLICY.......................  52
LEGAL PROCEEDINGS................................  53
POLICY ILLUSTRATIONS.............................  54
KEY TERMS........................................  57
FINANCIAL STATEMENTS.............................  58


CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy


 2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.


TRANSACTION FEES


            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE(A)        When you pay premium.            11% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 When you surrender your policy   $4.00 per $1,000 of the initial specified amount for the
                                 for its full cash surrender      first five policy years, decreasing monthly thereafter
                                 value, or the policy lapses,     until it is zero at the end of 15 policy years.
                                 during the first 15 policy
                                 years.
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers by mail  CURRENT: No charge.
                                 or phone per policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------



(a) A sales charge of 7.25%, a premium tax charge of 2.5% and a federal tax charge of 1.25% make up the premium expense charge.



            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         MAXIMUM: $30 per month for the first 15 policy years.
                                                                  CURRENT: $30 per month for the first 15 policy years.
-----------------------------------------------------------------------------------------------------------------------------



            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily and due at the     GUARANTEED: 6% per year.
                                 end of the policy year.
                                                                  CURRENT:
                                                                  - 6% for first policy year;
                                                                  - 4% for all other policy years.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20; Duration 1
                                                                  MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female, Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount.
-----------------------------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.


 4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 AIM V.I. Capital Appreciation            0.61%              --%            0.30%                --%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,       0.75               --             0.34                   0.01
 Series I Shares
 AIM V.I. Core Equity Fund, Series        0.61               --             0.28                   0.02
 I Shares
 AIM V.I. Financial Services Fund,        0.75               --             0.37                   0.01
 Series I Shares
 AIM V.I. International Growth            0.72             0.25             0.38                   0.01
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I       0.75               --             0.37                  --
 Shares
 AllianceBernstein VPS Growth and         0.55             0.25             0.06                  --
 Income Portfolio (Class B)
 AllianceBernstein VPS                    0.75             0.25             0.10                  --
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap          0.75             0.25             0.08                  --
 Growth Portfolio (Class B)
 American Century VP International,       1.23               --            --                     --
 Class I
 American Century VP Value, Class I       0.93               --            --                     --
 Calvert Variable Series, Inc.            0.70               --             0.21                  --
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable       0.55             0.25             0.32                  --
 Series, Class B
 Credit Suisse Trust - Commodity          0.50             0.25             0.51                  --
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core       0.75               --             0.59                  --
 Portfolio
 Credit Suisse Trust - Small Cap          0.88               --             0.23                  --
 Core I Portfolio
 Eaton Vance VT Floating-Rate             0.57             0.25             0.37                  --
 Income Fund
 Evergreen VA Fundamental Large Cap       0.57             0.25             0.17                   0.01
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)            0.57             0.25             0.09                  --
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income          0.47             0.10             0.13                  --
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio        0.57             0.10             0.11                  --
 Service Class
 Fidelity(R) VIP Overseas Portfolio       0.72             0.10             0.16                  --
 Service Class
 FTVIPT Franklin Global Real Estate       0.47             0.25             0.03                  --
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value          0.51             0.25             0.17                   0.03
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities          0.60             0.25             0.21                  --
 Fund - Class 2
 FTVIPT Templeton Foreign                 0.63             0.25             0.15                   0.03
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value          0.80               --             0.07                  --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small       0.75               --             0.24                  --
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.        0.65               --             0.07                  --
 Equity Fund - Institutional Shares
 Janus Aspen Series Global                0.64             0.25             0.19                   0.02
 Technology Portfolio: Service
 Shares

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 AIM V.I. Capital Appreciation          0.91%(1)
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,     1.10(1),(2)
 Series I Shares
 AIM V.I. Core Equity Fund, Series      0.91(1)
 I Shares
 AIM V.I. Financial Services Fund,      1.13(1),(15)
 Series I Shares
 AIM V.I. International Growth          1.36(1),(15)
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I     1.12(1),(15)
 Shares
 AllianceBernstein VPS Growth and       0.86(15)
 Income Portfolio (Class B)
 AllianceBernstein VPS                  1.10(15)
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap        1.08(15)
 Growth Portfolio (Class B)
 American Century VP International,     1.23
 Class I
 American Century VP Value, Class I     0.93
 Calvert Variable Series, Inc.          0.91
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable     1.12(3),(15)
 Series, Class B
 Credit Suisse Trust - Commodity        1.26(4),(15)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core     1.34(4)
 Portfolio
 Credit Suisse Trust - Small Cap        1.11
 Core I Portfolio
 Eaton Vance VT Floating-Rate           1.19(15)
 Income Fund
 Evergreen VA Fundamental Large Cap     1.00(15)
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)          0.91(15)
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income        0.70
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio      0.78
 Service Class
 Fidelity(R) VIP Overseas Portfolio     0.98
 Service Class
 FTVIPT Franklin Global Real Estate     0.75(5)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value        0.96(6)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities        1.06(15)
 Fund - Class 2
 FTVIPT Templeton Foreign               1.06(6)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value        0.87(7)
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small     0.99(7),(8)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.      0.72(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global              1.10
 Technology Portfolio: Service
 Shares



            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 Janus Aspen Series International         0.64%            0.25%            0.07%                --%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap             0.64             0.25             0.05                  --
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth        0.64             0.25             0.06                  --
 Portfolio: Service Shares
 Lazard Retirement International          0.75             0.25             0.19                  --
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock            0.75             0.25             0.12                  --
 Series - Service Class
 MFS(R) New Discovery                     0.90             0.25             0.13                  --
 Series - Service Class
 MFS(R) Utilities Series - Service        0.75             0.25             0.11                  --
 Class
 Oppenheimer Global Securities            0.62             0.25             0.04                  --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap        0.72             0.25             0.03                  --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond               0.62             0.25             0.02                  --
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,           0.18             0.25             0.25                   0.61
 Advisor Share Class
 Putnam VT Health Sciences                0.70             0.25             0.15                  --
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class        0.68             0.25             0.12                   0.01
 IB Shares
 Putnam VT International Equity           0.74             0.25             0.19                  --
 Fund - Class IB Shares
 Putnam VT International New              1.00             0.25             0.24                  --
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities              0.62               --             0.09                  --
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB          0.65             0.25             0.15                  --
 Shares
 RiverSource(R) Variable                  0.56             0.13             0.15                  --
 Portfolio - Balanced Fund
 RiverSource(R) Variable                  0.33             0.13             0.14                  --
 Portfolio - Cash Management Fund
 RiverSource(R) Variable                  0.48             0.13             0.32                  --
 Portfolio - Core Bond Fund
 RiverSource(R) Variable                  0.46             0.13             0.15                  --
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                  0.64             0.13             0.14                  --
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable                  1.13             0.13             0.25                  --
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable                  0.72             0.13             0.17                  --
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                  0.70             0.13             0.17                  --
 Portfolio - Global Bond Fund
 RiverSource(R) Variable                  0.44             0.13             0.15                  --
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                  0.71             0.13             0.17                  --
 Portfolio - Growth Fund
 RiverSource(R) Variable                  0.59             0.13             0.16                  --
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable                  0.61             0.13             0.16                  --
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable                  0.76             0.13             0.19                  --
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                  0.57             0.13             0.13                  --
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable                  0.60             0.13             0.50                  --
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable                  0.60             0.13             0.15                  --
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable                  0.72             0.13             0.22                  --
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                  0.22             0.13             0.16                  --
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable                  0.72             0.13             0.37                  --
 Portfolio - Select Value Fund
 RiverSource(R) Variable                  0.48             0.13             0.16                  --
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                  0.72             0.13             0.23                  --
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable                  1.00             0.13             0.19                  --
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                          1.25               --             0.06                  --
 Portfolio - Investment Class
 Third Avenue Value Portfolio             0.90               --             0.27                  --
 Van Kampen Life Investment Trust         0.56             0.25             0.03                  --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate        0.85             0.35             0.66                  --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth            0.75             0.35             0.31                  --
 Portfolio, Class II Shares
 Wanger International Small Cap           0.91               --             0.10                  --
 Wanger U.S. Smaller Companies            0.90               --             0.05                  --

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 Janus Aspen Series International       0.96%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap           0.94(15)
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth      0.95
 Portfolio: Service Shares
 Lazard Retirement International        1.19
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock          1.12
 Series - Service Class
 MFS(R) New Discovery                   1.28
 Series - Service Class
 MFS(R) Utilities Series - Service      1.11(15)
 Class
 Oppenheimer Global Securities          0.91(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap      1.00(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond             0.89(9),(15)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,         1.29(15)
 Advisor Share Class
 Putnam VT Health Sciences              1.10(15)
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class      1.06(10)
 IB Shares
 Putnam VT International Equity         1.18(15)
 Fund - Class IB Shares
 Putnam VT International New            1.49(10)
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities            0.71
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB        1.05
 Shares
 RiverSource(R) Variable                0.84(11),(12)
 Portfolio - Balanced Fund
 RiverSource(R) Variable                0.60(11)
 Portfolio - Cash Management Fund
 RiverSource(R) Variable               0.93(11),(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable                0.74(11)
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                0.91(11),(12)
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable                1.51(11),(12)
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable           .012(11),(12),(13),(15)
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                1.00(11)
 Portfolio - Global Bond Fund
 RiverSource(R) Variable               0.72(11),(13),(15)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                1.01(11),(12)
 Portfolio - Growth Fund
 RiverSource(R) Variable                0.88(11)
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable               0.90(11),(13),(15)
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable                1.08(11),(12)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                0.83(11),(12)
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable               1.23(11),(13),(15)
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable               0.88(11),(12),(13)
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable           .017(11),(12),(13),(15)
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                0.51(11),(13)
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable           .212(11),(12),(13),(15)
 Portfolio - Select Value Fund
 RiverSource(R) Variable                0.77(11)
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                1.08(11),(12)
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable           .312(11),(12),(13),(15)
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                        1.31
 Portfolio - Investment Class
 Third Avenue Value Portfolio           1.17
 Van Kampen Life Investment Trust       0.84(15)
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate      1.86(14),(15)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth          1.41(14),(15)
 Portfolio, Class II Shares
 Wanger International Small Cap         1.01
 Wanger U.S. Smaller Companies          0.95



 6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 Wells Fargo Advantage VT                 0.73%            0.25%            0.20%                --%
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap       0.75             0.25             0.23                  --
 Growth Fund

                                         GROSS TOTAL
                                            ANNUAL
                                           EXPENSES
 Wells Fargo Advantage VT               1.18%(15)
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap     1.23(15)
 Growth Fund



  * The Funds provided the information on their expenses and we have not independently verified the information.


 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.



 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital Development Fund, Series I Shares.



 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.



 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.



 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.



 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.



 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.



 (8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares.



 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



(10) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.



(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.



(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.



(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.



(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



(15) These funds are available under all policies effective Dec. 10, 2007.



            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    7

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE CASH SURRENDER VALUE.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUM       Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the minimum    years of the policy when you may choose to pay the minimum
GUARANTEES (DBG)              initial premium period or any    initial premium as long as the policy value minus indebtedness
                              of the DBG options are in        equals or exceeds the monthly deduction.
                              effect, even if the cash
                              surrender value is less than     DEATH BENEFIT GUARANTEES: Each policy has the following two DBG
                              the amount needed to pay the     options which remain in effect if you meet certain premium
                              monthly deduction.               requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) guarantees the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later).
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
                                                               The DBG-85 and DBG-100 are not available in Maryland and
                                                               Massachusetts.
--------------------------------------------------------------------------------------------------------------------------------



 8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the DBG options remain in effect.
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it (15th day in Colorado, 20th day in North Dakota) or the 45th day after you sign your application.
                                                               On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy. State
                              investment return of the         restrictions may apply.
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------



            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider. These     Taxes.")
                              riders may not be available in
                              all states.
--------------------------------------------------------------------------------------------------------------------------------



 10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS


        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase while the value of the subaccount to which you
                                                                 transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the DBG options.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the DBG options.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay premium needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    11

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one.                   repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      Certain changes you make to the  - Federal income tax on earnings will apply to surrenders or
                              policy may cause it to become a    loans from a modified endowment contract or an assignment or
                              "modified endowment contract"      pledge of a modified endowment contract. Earnings come out
                              for federal income tax             first on surrenders or loans from a modified endowment contract
                              purposes.                          or an assignment or pledge of a modified endowment contract. If you are under age 59 1/2, a 10% penalty tax also may apply to these earnings.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings generated in the policy --
                              fully surrendered with an          earnings in policy cash value and earnings previously taken via
                              outstanding policy loan, you       existing loans. It could be the case that a policy with a
                              may experience a significant       relatively small existing cash value could have significant
                              tax risk, especially if your       earnings that will be taxed upon lapse or surrender of the
                              policy is not a modified           policy.
                              endowment contract.
                              --------------------------------------------------------------------------------------------------
                              Congress may change current tax  - You could lose any or all of the specific federal income tax
                              law at any time.                   attributes and benefits of a life insurance policy including tax-deferred accrual of cash values, your ability to take
                              The interpretation of current      non-taxable distributions from the policy and income tax free
                              tax law is subject to change by    death benefits.
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - Income on the policy (as defined in Section 7702(g) of the
                              as life insurance for federal      Code) is taxable as ordinary income. Your beneficiary may have
                              income tax purposes.               to pay income tax on part or all of the death benefit.
--------------------------------------------------------------------------------------------------------------------------------



 12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you,  - You may be taxed on the income of each subaccount to the extent
                              not the Variable Account, are      of your investment.
                              the owner of the fund shares
                              held by our Variable Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    13

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge has three parts:



SALES CHARGE: 7.25% of each premium payment. Partially compensates us for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.



PREMIUM TAX CHARGE: 2.5% of each premium payment. Compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the average rate of 2.5% even though state premium taxes vary from 2.0% to 3.5%. This 2.5% rate may be different than the actual premium tax we expect to pay in your state.



FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates us for paying federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge (except in Oregon) if applicable federal law changes our federal tax burden.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;


2. the policy fee shown in your policy; and



3. charges for any optional insurance benefits provided by rider for the policy month.


We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.


The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.


 14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;


   "D"IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.



2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month in the first 15 policy years and $0 thereafter.



3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")


NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. We do not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.



The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $1,000,000.



LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $4,000.00
          2                4,000.00
          3                4,000.00
          4                4,000.00
          5                4,000.00
          6                4,000.00
          7                3,600.00
          8                3,200.00
          9                2,800.00
         10                2,400.00
         11                2,000.00
         12                1,600.00
         13                1,200.00
         14                  800.00
         15                  400.00
         16                    0.00



From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    15

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;


- surrender charges;


- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


 16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts" Portfolio Navigator Asset Allocation Program (PN Program) (available Dec. 10, 2007)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    17
  subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


 18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series I   stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average growth and
                              excellent prospects for future growth. The fund
                              can invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series I Shares         in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  A I M Advisors, Inc.
Series I Shares               of its net assets, plus the amount of any
                              borrowings for investment purposes, in equity
                              securities, including convertible securities of
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      A I M Advisors, Inc.
Fund, Series I Shares (1)     least 80% of its net assets in the equity
                              securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund, Series II        in a diversified portfolio of international
Shares (1)                    equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     A I M Advisors, Inc.
Series I Shares (1)           Invests at least 80% of its net assets in equity
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B) (1)                        that the Advisor deems to be undervalued.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    19

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B) (1)       of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B) (1)                        most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Income and capital growth. Invests primarily in   Calvert Asset Management Company, Inc.
Inc. Social Balanced          stocks, bonds and money market instruments which  (CAMCO), investment adviser. SSgA Funds
Portfolio                     offer income and capital growth opportunity and   Management, Inc. and New Amsterdam
                              which satisfy the investment and social           Partners, LLP are the investment
                              criteria.                                         subadvisers.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B (1)  appreciation as a secondary objective when consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Credit Suisse Trust -         Total return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio (1)                 short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Credit Suisse Trust -         Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio        equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
(previously Credit Suisse     selection models rather than the more
Trust - Mid-Cap Growth        traditional fundamental analysis approach.
Portfolio)                    Maintains investment attributes similar to those
                              to the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. growth companies selected using
                              proprietary quantitative stock selection models
(previously Credit Suisse     rather than the more traditional fundamental
Trust - Small Cap Growth      analysis approach.
Portfolio)



 20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. Non-diversified     Eaton Vance Management
Rate Income Fund (1)          mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2 (1)  income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2 (1)           securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        FMR, investment manager; FMR U.K., FMR
Income Portfolio Service      current income and capital appreciation.          Far East, sub-investment advisers.
Class                         Normally invests a majority of assets in common
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       across different market sectors and maturities.   Far East, sub-investment advisers.
                              Normally invests primarily in common stocks.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       primarily in common stocks of foreign             Far East, Fidelity International
                              securities. Normally invests at least 80% of      Investment Advisors (FIIA) and FIIA
                              assets in non-U.S. securities.                    U.K., sub-investment advisers.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    21

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC,
Estate Securities             least 80% of its net assets in investments of     adviser; Franklin Advisers, Inc.,
Fund - Class 2                companies located anywhere in the world that      subadviser
                              operate in real estate sector.
(previously FTVIPT Franklin
Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
(1)                           equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $613 million and $18.3 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in emerging
                              countries and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.



 22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 95% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalizations of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $31 million and $4
                              billion.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 90% of its total assets (not including
                              securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a dividend portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    23

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets plus the amount of any borrowings for
                              investment purposes in securities of companies
                              that the portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets plus the amount of any borrowings for
                              investment purposes in securities of issuers
                              from at least five different countries,
                              excluding the United States. Although the
                              Portfolio intends to invest substantially all of
                              its assets in issuers located outside the United
                              States, it may at times invest in U.S. issuers
                              and under unusual circumstances, it may invest
                              all of its assets in fewer than five countries
                              or even a single country.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares (1)                    Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets plus the amount of any borrowings for
                              investment purposes in equity securities of
                              mid-sized companies whose market capitalization
                              falls, at the time of initial purchase, in the
                              12-month average of the capitalization ranges of
                              the Russell Midcap Growth Index.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies).
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth of potential compared to other
                              companies (growth companies).
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class (1)             the fund's net assets in securities of issuers
                              in the utilities industry.



 24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares (1)                    that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares (1)                    that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares (1)   from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class (1)                     management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares (1)    by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    25

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares (1)                    companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RiverSource Variable          Maximum total investment return through a         RiverSource Investments
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
RiverSource Variable          Maximum current income consistent with liquidity  RiverSource Investments
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Core Bond Fund    capital appreciation. Under normal market
(1)                           conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.



 26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          High level of current income while attempting to  RiverSource Investments
Portfolio - Diversified Bond  conserve the value of the investment and
Fund                          continuing a high level of income for the
                              longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource Variable          High level of current income and, as a secondary  RiverSource Investments
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend-paying common and
                              preferred stocks. The fund may invest up to 25%
                              of its total assets in foreign investments.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, subadviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% of more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser; Davis
Portfolio - Fundamental       primarily invested in equity securities of U.S.   Selected Advisers, L.P., subadviser
Value Fund (1)                companies. Under normal market conditions, the
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource Variable          High total return through income and growth of    RiverSource Investments
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers (which may include issuers
                              located in emerging markets). Under normal
                              market conditions, the Fund invests at least 80%
                              of its net assets in investment-grade corporate
                              or government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RiverSource Variable          Total return that exceeds the rate of inflation   RiverSource Investments
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
(1)                           least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    27

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term capital growth. Invests primarily in    RiverSource Investments
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk corporate
                              bonds (junk bonds) issued by U.S. and foreign
                              companies and governments.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund (1)        conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities believed to be of the
                              same quality. If a security falls below a B
                              rating, the Fund may continue to hold the
                              security.
RiverSource Variable          Capital appreciation. Invests primarily in        RiverSource Investments, adviser;
Portfolio - International     equity securities of foreign issuers that offer   Threadneedle International Limited, an
Opportunity Fund              strong growth potential. The Fund may invest in   indirect wholly-owned subsidiary of
                              developed and in emerging markets.                Ameriprise Financial, subadviser.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              also invest in income-producing equity
                              securities and preferred stocks.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund (1)                      net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
RiverSource Variable          Growth of capital. Under normal market            RiverSource Investments
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of mid
                              capitalization companies. The investment manager
                              defines mid-cap companies as those whose market
                              capitalization (number of shares outstanding
                              multiplied by the share price) falls within the
                              range of the Russell Mid Cap(R) Growth Index.
RiverSource Variable          Long-term growth of capital. Under normal         RiverSource Investments
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund (1)                      its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.



 28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term capital appreciation. The Fund seeks    RiverSource Investments
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of large
                              capitalization companies that represent a broad
                              spectrum of the U.S. economy.
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, adviser;
Portfolio - Select Value      in equity securities of mid-cap companies as      Systematic Financial Management, L.P.
Fund (1)                      well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub-advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value index.
RiverSource Variable          High level of current income and safety of        RiverSource Investments
Portfolio - Short Duration    principal consistent with an investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource Variable          Long-term capital growth. Under normal market     RiverSource Investments, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       subadviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RiverSource Variable          Long-term capital appreciation. Under normal      RiverSource Investments, adviser; River
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's     Road Asset Management, LLC, Donald
Fund (1)                      net assets will be invested in small cap          Smith & Co., Inc., Franklin Portfolio
                              companies with market capitalization, at the      Associates LLC, Barrow, Hanley,
                              time of investment, of up to $2.5 billion or      Mewhinney & Strauss, Inc. and Denver
                              that fall within the range of the Russell         Investment Advisors LLC, subadvisers.
                              2000(R) Value Index.
Royce Micro-Cap               Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Portfolio - Investment Class  in a broadly diversified portfolio of equity securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    29

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares (1)           preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares (1)                    the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers.
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares (1)                    cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund (1)          principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency forward contracts. However,
                              under normal circumstances, we will not engage
                              in extensive foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund (1)     principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



(1) These funds are available under all policies effective Dec. 10, 2007.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,


 30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    31

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


 32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    33

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE


MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.


The minimum initial period is:



- 4 years if the youngest insured's insurance age is 20-29



- 3 years if the youngest insured's insurance age is 30-39



- 2 years if the youngest insured's insurance age is 40-49



- 1 year if the youngest insured's insurance age is 50 and over


DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.


 34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.


PLEASE NOTE: In Maryland and Massachusetts the DBG-85 and DBG-100 are not available.


GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    35

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.


 36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the cash surrender value.



CHANGE IN DEATH BENEFIT OPTION


You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT


Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."



DECREASES: Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    37

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.


 38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    39

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.


 40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)").



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    41

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (AVAILABLE DEC. 10, 2007)



The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.



You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. The PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time,



 42 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    43

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by use. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial premium payment we accept;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


POLICY LOANS


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) (Loans by telephone are limited to $50,000). Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS


$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.


MAXIMUM LOAN AMOUNTS


- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.



- In Virginia, 90% of the policy value minus surrender charges.



- For phone requests, the maximum loan amount is $50,000.



 44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $50,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    45

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)
TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


 46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15, or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.


DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    47

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.


PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.


 48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1) You will be taxed on any earnings generated in
                                                    the policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender
                                                    (and may be subject to additional 10% penalty tax if
                                                    modified endowment contracts). Interest taxed (and not
                                                    subject to additional 10% penalty tax).
                                                    OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each
                                                    payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial
                                                    surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the
                                                    investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
----------------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    49

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in


 50 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated,


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    51
respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in
Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS


- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 77% of the initial target premium (annualized) in the first three years when the policy is sold, plus 3.3% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.


- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;


 52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   53
legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


- Cost of insurance charges;


- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.



RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our nonsmoker risk classification, and a female, age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $15,000 is paid in full at the beginning of each policy year. Results would differ if:


- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


 54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED

DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000


                     MALE -- INSURANCE AGE 55 -- NONSMOKER


                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%             12%
---------------------------------------------------------------------------------------------------------------
   1          15,750      1,000,000       1,000,000        1,000,000     12,618          13,404          14,189
   2          32,288      1,000,000       1,000,000        1,000,000     24,993          27,353          29,808
   3          49,652      1,000,000       1,000,000        1,000,000     37,015          41,753          46,880
   4          67,884      1,000,000       1,000,000        1,000,000     48,582          56,511          65,437
   5          87,029      1,000,000       1,000,000        1,000,000     59,818          71,762          85,755
   6         107,130      1,000,000       1,000,000        1,000,000     70,514          87,306         107,792
   7         128,237      1,000,000       1,000,000        1,000,000     80,796         103,277         131,848
   8         150,398      1,000,000       1,000,000        1,000,000     90,460         119,486         157,928
   9         173,668      1,000,000       1,000,000        1,000,000     99,527         135,957         186,266
  10         198,102      1,000,000       1,000,000        1,000,000    108,016         152,719         217,122
  15         339,862      1,000,000       1,000,000        1,000,000    141,074         240,652         419,480
  20         520,789      1,000,000       1,000,000        1,000,000    158,995         338,367         746,019
  25         751,702      1,000,000       1,000,000        1,350,208    144,879         437,435       1,285,912
  30       1,046,412      1,000,000       1,000,000        2,255,641     37,204         506,741       2,148,230
  35       1,422,545             --       1,000,000        3,667,857         --         479,122       3,493,198
  40       1,902,596             --       1,000,000        5,841,591         --         228,081       5,563,420
  45       2,515,277             --              --        8,911,756         --              --       8,823,521
---------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%             12%
------
   1       8,618           9,404          10,189
   2      20,993          23,353          25,808
   3      33,015          37,753          42,880
   4      44,582          52,511          61,437
   5      55,818          67,762          81,755
   6      66,914          83,706         104,192
   7      77,596         100,077         128,648
   8      87,660         116,686         155,128
   9      97,127         133,557         183,866
  10     106,016         150,719         215,122
  15     141,074         240,652         419,480
  20     158,995         338,367         746,019
  25     144,879         437,435       1,285,912
  30      37,204         506,741       2,148,230
  35          --         479,122       3,493,198
  40          --         228,081       5,563,420
  45          --              --       8,823,521
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    55

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED

DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000


                     MALE -- INSURANCE AGE 55 -- NONSMOKER


                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%          0%          6%          12%
----------------------------------------------------------------------------------------------------
   1          15,750      1,000,000     1,000,000     1,000,000     12,618      13,404        14,189
   2          32,288      1,000,000     1,000,000     1,000,000     24,993      27,353        29,808
   3          49,652      1,000,000     1,000,000     1,000,000     37,015      41,753        46,880
   4          67,884      1,000,000     1,000,000     1,000,000     48,582      56,511        65,437
   5          87,029      1,000,000     1,000,000     1,000,000     59,818      71,762        85,755
   6         107,130      1,000,000     1,000,000     1,000,000     70,514      87,306       107,792
   7         128,237      1,000,000     1,000,000     1,000,000     80,796     103,277       131,848
   8         150,398      1,000,000     1,000,000     1,000,000     90,460     119,486       157,928
   9         173,668      1,000,000     1,000,000     1,000,000     99,527     135,957       186,266
  10         198,102      1,000,000     1,000,000     1,000,000    107,911     152,616       217,022
  15         339,862      1,000,000     1,000,000     1,000,000    135,636     235,122       414,287
  20         520,789      1,000,000     1,000,000     1,000,000    124,627     303,963       719,332
  25         751,702      1,000,000     1,000,000     1,289,351     16,548     312,093     1,227,953
  30       1,046,412             --     1,000,000     2,138,103         --     140,742     2,036,288
  35       1,422,545             --            --     3,428,779         --          --     3,265,503
  40       1,902,596             --            --     5,322,889         --          --     5,069,418
  45       2,515,277             --            --     7,839,314         --          --     7,761,697
----------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1       8,618       9,404        10,189
   2      20,993      23,353        25,808
   3      33,015      37,753        42,880
   4      44,582      52,511        61,437
   5      55,818      67,762        81,755
   6      66,914      83,706       104,192
   7      77,596     100,077       128,648
   8      87,660     116,686       155,128
   9      97,127     133,557       183,866
  10     105,911     150,616       215,022
  15     135,636     235,122       414,287
  20     124,627     303,963       719,332
  25      16,548     312,093     1,227,953
  30          --     140,742     2,036,288
  35          --          --     3,265,503
  40          --          --     5,069,418
  45          --          --     7,761,697
------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


 56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.


DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).


DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.


DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).


DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.


           RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS    57

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.


- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater the cash surrender value.


- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.



 58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits,
  cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6196 V (11/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



              RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                      (V2D)



                                  NOV. 23, 2007


ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance


            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE..............................................   P.  3
Ownership.......................................................................   p.  3
State Regulation................................................................   p.  3
Reports.........................................................................   p.  3
Rating Agencies.................................................................   p.  3
PRINCIPAL UNDERWRITER...........................................................   P.  4
THE VARIABLE ACCOUNT............................................................   P.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES......................   P.  5
Additional Information on Payment Options for V2D...............................   p.  5
REVENUES RECEIVED DURING CALENDAR YEAR 2006.....................................   P.  6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................   P.  6
FINANCIAL INFORMATION...........................................................   P.  6



CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.



 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


OWNERSHIP


We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


STATE REGULATION


We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.


REPORTS


At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:



A.M. Best                                                                   www.ambest.com
Fitch                                                                 www.fitchratings.com
Moody's                                                           www.moodys.com/insurance
Standard & Poor's                                                 www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.



                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $290,026,122; 2005: $197,139,903;
and 2004: $122,265,642. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

THE VARIABLE ACCOUNT



We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR V2D


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


PAYMENT PERIOD    MONTHLY PAYMENT PER $1,000
    (YEARS)          PLACED UNDER OPTION B


      10                     $9.61
      15                      6.87
      20                      5.51
      25                      4.71
      30                      4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT


Before 1920                              0                   1945-1949                     6
1920-1924                                1                   1950-1959                     7
1925-1929                                2                   1960-1969                     8
1930-1934                                3                   1970-1979                     9
1935-1939                                4                   1980-1989                    10
1940-1944                                5                  After 1989                    11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE

                                                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------
                                                     10 YEARS           15 YEARS           20 YEARS
ADJUSTED AGE PAYEE                                MALE    FEMALE     MALE    FEMALE     MALE    FEMALE


50                                               $4.22     $3.89    $4.17     $3.86    $4.08     $3.82
55                                                4.62      4.22     4.53      4.18     4.39      4.11
60                                                5.14      4.66     4.96      4.57     5.71      4.44
65                                                5.81      5.22     5.46      5.05     5.02      4.79
70                                                6.61      5.96     5.96      5.60     5.27      5.12
75                                                7.49      6.89     6.38      6.14     5.42      5.35




                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------



Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                           $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.


FINANCIAL INFORMATION



Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Life Separate Account, which includes RiverSource(R) Variable Second-To-Die Life Insurance at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12,
          File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
          No. 33-62457 and is herein incorporated by reference.

(a)(4)    Board Resolution for establishment of 41 subaccounts dated April 25,
          2000 filed electronically as Exhibit 8(a) to Registrant's
          Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated
          October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's
          Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6)    Board Resolution for establishment of 81 subaccounts dated August 30,
          2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5)
          to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity
          Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 is herein incorporated by reference.

(a)(8)    Board Resolution for establishment of 91 subaccounts dated April 24,
          2007 filed electronically as Exhibit (a)(7) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b)       Not applicable.

(c)(1)    Form of Principal Underwriter Agreement for RiverSource Life Insurance
          Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement of
          Form N-4 for RiverSource Variable Annuity Account (previously American
          Enterprise Variable Annuity Account), RiverSource Signature(SM) Select
          Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective
          Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1)    Form of Application for the Flexible Premium Survivorship Variable
          Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No.
          33-62457 is incorporated herein by reference.

(f)(1)    Copy of Certificate of Amendment of Certificate of Incorporation of
          IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration
          Statement No. 333-69777 is incorporated herein by reference.

(f)(2)    Copy of Amended and Restated By-laws of RiverSource Life Insurance
          Company filed electronically as Exhibit 27(f)(2) to Post-Effective
          Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Treaty Number 1795 filed electronically as Exhibit (g)(1) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2)    Redacted copy of Amendment to Automatic YRT Agreement dated June 29,
          2001 and identified as Treaty Number 1795, between IDS Life Insurance
          Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18,
          File No. 33-62457 and is incorporated by reference.

(g)(3)    Redacted copy of Amendment to Automatic and Facultative Reinsurance
          Agreement dated April 29, 1999 between IDS Life Insurance Company and
          Reinsurer filed electronically as Exhibit (g)(3) to Registrant's
          Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6)    Redacted copy of Addendum No. 1 between IDS Life Insurance Company and
          Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective
          Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(7)    Redacted copy of Addendum No. 2 between IDS Life Insurance Company and
          Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective
          Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(h)(1)    Copy of Amended and Restated Participation Agreement dated April 17,
          2006, by and among AIM Variable Insurance Funds, AIM Distributors,
          Inc. American Enterprise Life Insurance Company, American Partners
          Life Insurance Company, IDS Life Insurance Company, and Ameriprise
          Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to
          Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(2)    Copy of Amended and Restated Participation Agreement dated August 1,
          2006, among American Enterprise Life Insurance Company, IDS Life
          Insurance Company, Ameriprise Financial Services, Inc.,
          AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3)    Copy of Amended and Restated Fund Participation Agreement dated June
          1, 2006, by and among American Centurion Life Assurance Company,
          American Enterprise Life Insurance Company, American Partners Life
          Insurance Company, IDS Life Insurance Company, IDS Life Insurance
          Company of New York, Ameriprise Financial Services, Inc. and American
          Century Investment Services, Inc. filed electronically as Exhibit
          27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement
          No. 333-44644 and is incorporated by reference.

(h)(4)    Copy of Amended and Restated Participation Agreement dated June 19,
          2006, by and among Calvert Variable Series, Inc., Calvert Asset
          Management Company, Inc., Calvert Distributors, Inc. and IDS Life
          Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(5)    Copy of Evergreen Variable Annuity Trust Amended and Restated
          Participation Agreement dated June 1, 2006, by and among American
          Enterprise Life Insurance Company, IDS Life Insurance Company and
          Evergreen Variable Annuity Trust filed electronically as Exhibit
          27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement
          No. 333-69777 and is incorporated by reference.

(h)(6)    Copy of Amended and Restated Participation Agreement dated June 9,
          2006, by and among American Enterprise Life Insurance Company, IDS
          Life Insurance Company, Goldman Sachs Variable Insurance Trust and
          Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to
          Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(7)    Copy of Participation Agreement among Variable Insurance Products
          Fund, Fidelity Distributors Corporation and IDS Life Insurance
          Company, dated September 1, 1999, filed electronically as Exhibit
          8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No.
          333-79311 is incorporated herein by reference.

(h)(8)    Copy of Participation Agreement among Variable Insurance Products Fund
          III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9)    Copy of Participation Agreement dated October 1, 2002 among Variable
          Insurance Products Funds, Fidelity Distributors and IDS Life Insurance
          Company filed electronically as Exhibit (h)(9) to Post-Effective
          Amendment No. 10 to Registration Statement No. 33-62457 is incorporated herein by reference.

(h)(10)   Copy of Amended and Restated Participation Agreement dated August 1,
          2005, by and between Franklin Templeton Variable Insurance Products
          Trust, Franklin/Templeton Distributors, Inc., American Centurion Life
          Assurance Company, American Enterprise Life Insurance Company, IDS
          Life Insurance Company, IDS Life Insurance Company of New York and
          Ameriprise Financial Services, Inc. (formerly American Express
          Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No.
          27, File No. 333-69777 and is incorporated herein by reference.

(h)(11)   Copy of Janus Aspen Series Amended and Restated Fund Participation
          Agreement dated September 1, 2006, by and among American Enterprise
          Life Insurance Company, American Partners Life Insurance Company, IDS
          Life Insurance Company and Janus Apsen Series filed electronically as
          Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration
          Statement No. 333-69777 and is incorporated by reference.

(h)(12)   Copy of Amended and Restated Fund Participation Agreement dated
          September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life
          Insurance Company, Pioneer Investment Management, Inc., and Pioneer
          Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to
          Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13)   Copy of Amended and Restated Fund Participation Agreement dated
          October 16, 2006, by and among, American Enterprise Life Insurance
          Company, IDS Life Insurance Company, Ameriprise Financial Services,
          Inc., Lazard Asset Management Securities LLC and Lazard Retirement
          Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(14)   Copy of Amended and Restated Participation Agreement among MFS
          Variable Insurance Trust, IDS Life Insurance Company, American
          Enterprise Life Insurance Company and Massachusetts Financial Services
          Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No.
          333-69888 and is incorporated herein by reference.

(h)(15)   Copy of Participation Agreement between IDS Life Insurance Company and
          Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated
          March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective
          Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16)   Copy of Participation Agreement by and among IDS Life Insurance
          Company and Putnam Capital Manager Trust and Putnam Mutual Funds
          Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No.
          333-69777 is incorporated herein by reference.

(h)(17)   Copy of Participation Agreement by and among Royce Capital Fund and
          Royce & Associates, Inc. and IDS Life Insurance Company, dated
          September 1, 1999, filed electronically as Exhibit 8.5 to
          Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18)   Copy of Participation Agreement by and among Wanger Advisors Trust and
          Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No.
          333-79311 is incorporated herein by reference.

(h)(19)   Copy of Participation Agreement dated January 1, 2007, by and among
          RiverSource Life Insurance Company, RiverSource Life Insurance Co. of
          New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 27(h)(23) to Post-Effective Amendment No. 22 to Registration
          Statement No. 333-44644 is incorporated herein by reference.

(h)(20)   Copy of Amended and Restated Fund Participation Agreement dated
          January 1, 2007, by and among, Royce Capital Fund, Royce & Associates
          LLC and RiverSource Life Insurance Company filed electronically as
          Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration
          Statement No. 333-69777 and is herein incorporated by reference.

(h)(21)   Copy of Participation Agreement by and among Wells Fargo Variable
          Trust and RiverSource Life Insurance Company, RiverSource
          Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Oct.
          31, 2005 filed electronically as Exhibit (h)(21) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc.,
          Lazard Asset Management Securities LLC and Lazard Retirement Series,
          Inc. filed electronically as Exhibit (h)(26) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice
          President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculation of Illustrations for Succession Select to be filed by amendment as Exhibit (m)(1).

(m)(2) Calculation of Illustrations for Variable Second-To-Die is filed electronically herewith as Exhibit (m)(2).

(n)(1)    Consent of Independent Registered Public Accounting Firm for
          Succession Select to be filed by amendment.

(n)(2)    Consent of Independent Registered Public Accounting Firm for Variable
          Second-To-Die to be filed by amendment.

(o)       Not applicable.

(p)       Not applicable.

(q)       IDS Life Insurance Company's Description of Transfer and Redemption
          Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with
          Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 is filed electronically herewith.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30(c)

                             NET UNDERWRITING
NAME OF PRINCIPAL              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                     COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------------            ----------------   ---------------   -----------   ------------
RiverSource Life Insurance
   Company                     $290,026,122           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 4th day of September, 2007.

                                        RiverSource Variable Life Separate
                                        Account
                                        (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ Timothy V. Bechtold*
                                           ------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of September, 2007.



/s/ Gumer C. Alvero*                    Director and Executive Vice
------------------------                President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
------------------------                (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President
------------------------                and Chief Financial Officer
Brian J. McGrane                        (Principal Financial Officer)


/s/ Kevin E. Palmer*                    Director, Vice President and
------------------------                Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
------------------------                Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
------------------------                (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 is filed electronically herewith, by:


/s/ Elisabeth A. Dahl
-------------------------
Elisabeth A. Dahl
Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for RiverSource(R) Variable Second-To-Die Life Insurance

     The prospectus for RiverSource Succession Select (SM) Variable Life Insurance filed electronically as Part A to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 is incorporated herein by reference.

Part B.

     Statement of Additional Information for RiverSource(R) Variable Second-To-Die Life Insurance.

     Combined Statement of Additional Information for RiverSource Succession Select(SM) Variable Life Insurance and Financial Statements for RiverSource Variable Life Separate Account filed electronically as Part B to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)      Consent and Opinion of Counsel.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice
         President, Insurance Product Development.

(m)(2)   Calculation of Illustrations for Variable Second-To-Die.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007.